ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2012
ADVANCES TO SUPPLIERS [Abstract]
Schedule of Advances to Suppliers

	As of December 31,
	2011	2012
	RMB	RMB
Advances to suppliers under purchase contracts with term of less than 1 year	188,358,498	63,552,991
Advances to suppliers under purchase contracts with term of more than 1 year	229,376,531	-

Total	417,735, 029	63,552,991
Advances to suppliers to be utilized beyond one year	(209,630,940)	-

Advances to suppliers-current	208,104,089	63,552,991